Parent Company Only Condensed Financial Information - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	¥ 14,902	$ 2,141	¥ 3,152		¥ (97,173)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized exchange loss	(362)	(52)	354		(36)
Share of loss/(earnings) of equity method investee	180	26	(1,310)		(989)
Interest on convertible bond			26,249
Increase in other payables and accrued expenses	3,055	439	1,585		(16,182)
Increase in prepaid expense and other receivables	6,860	985	4,152		3,847
Increase in other assets	(10,332)	(1,484)	(3,831)
Cash flows from financing activities:
Net cash provided by financing activities	(14,079)	(2,024)	48,572		22,988
Effect of exchange rate changes on cash and cash equivalents	38	5	120		(234)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	97,056	13,942	111,991		(4,828)
Total cash and cash equivalents and restricted cash at end of year	249,327	35,814	152,271	$ 21,872	40,280
Parent Company [Member]
Cash flows from operating activities:
Net (loss)/profit	14,902	2,140	3,152		(97,173)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized exchange loss	97	14	325
Share of loss/(earnings) of equity method investee	(15,520)	(2,229)	(29,776)		¥ 97,173
Interest on convertible bond			26,249
Changes in operating assets and liabilities:	(521)	(75)	(50)
Increase in other payables and accrued expenses	1,343	193	8,793
Increase in prepaid expense and other receivables	(59)	(8)	¥ (8,743)
Increase in other assets	(763)	(110)
Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares	62	9
Net cash provided by financing activities	62	9
Effect of exchange rate changes on cash and cash equivalents | $
Net (decrease)/ increase in cash and cash equivalents and restricted cash	62	9
Total cash and cash equivalents and restricted cash at end of year	¥ 62	$ 9